Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of Roll-forward of the Warrant Liability

The table below presents a roll-forward of the warrant liability from December 31, 2023 to March 31, 2024:

in thousands	Warrant Liability
Balance at December 31, 2023	$(268)
Issuance of new warrants	(84,508)
Change in fair value of outstanding warrants	51,460
Balance at March 31, 2024	$(33,316)

Summary of Activity of Shares Resulting from Exercise of Warrants	summary of activity of the shares resulting from the exercise of warrants during the three months ended March 31, 2024 is as follows:

		Weighted Average
	# of Shares	Exercise Price
Balance at December 31, 2023	35,908,200	$286.56
Issued	48,517,817	$0.0001
Exercised	—	$—
Expired	—	$—
Balance at March 31, 2024	84,426,017	$121.88